Pension and Postretirement Expense Level 4 (Details) - Amounts in Accumulated Other Comprehensive Income Expected to be Recognized in Next 12 Months (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
United States Pension Plans of US Entity, Defined Benefit [Member]
Amortization of net (losses) gains	$ 7
Foreign Pension Plans, Defined Benefit [Member]
Amortization of net (losses) gains	4
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Amortization of net (losses) gains	(1)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Amortization of net (losses) gains	$ 0